Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating income:
Revenue	$ 1,068,197	$ 1,193,321	$ 2,147,669	$ 2,370,382	$ 4,561,300	$ 5,332,979
Cost of revenue	330,008	379,294	711,388	791,520	1,444,618	1,956,964
Gross profit	738,189	814,027	1,436,281	1,578,862	3,116,682	3,376,015
Operating expenses:
General and administrative expenses	4,319,014	2,929,150	8,627,943	6,099,213	12,905,073	9,275,251
Depreciation expense	1,261	1,621	2,825	4,025	7,160	9,588
Impairment loss on operating lease						303,327
Total operating expenses	4,320,275	2,930,771	8,630,768	6,103,238	12,912,233	9,588,166
Operating loss	(3,582,086)	(2,116,744)	(7,194,487)	(4,524,376)	(9,795,551)	(6,212,151)
Other expenses (income):
GEM settlement fee expense			200,000
Other expense (income), net	64,145	(22,145)	60,027	(84,683)	(62,985)	(150,692)
SEPA commitment fee and deferred fee expense					3,826,176
GEM warrant expense					2,448,000
GEM commitment fee expense					2,000,000
Interest income			(10)	(111)	(813)
Loss on extinguishment of debt			(527,980)			56,653
Loss on debt issuance			171,000
Change in fair value of convertible promissory notes	34,000		578,000		(34,000)
Yorkville prepayment premium expense	80,760		80,760
Total other expenses (income), net	576,398	1,356,837	1,465,202	2,711,050	4,610,711	9,256,351
Loss before income taxes	(4,158,484)	(3,473,581)	(8,659,689)	(7,235,426)	(14,406,262)	(15,468,502)
Provision for income taxes	6,624	12,472	5,691	15,749
Net loss	$ (4,165,108)	$ (3,486,053)	$ (8,665,380)	$ (7,251,175)	$ (14,406,262)	$ (15,468,502)
Net loss per share Basic	$ (7.69)	$ (26.98)	$ (19.50)	$ (56.16)	$ (105.10)	$ (111.83)
Net loss per share Diluted	$ (7.69)	$ (26.98)	$ (19.50)	$ (56.16)	$ (105.10)	$ (111.83)
Weighted average common shares outstanding Basic	541,836	129,193	444,474	129,127	137,074	128,822
Weighted average common shares outstanding Diluted	541,836	129,193	444,474	129,127	137,074	128,822
Nonrelated Party [Member]
Other expenses (income):
Loss on modification of simple agreement for future equity						$ 120,826
Interest expense	$ 396,019	$ 521,420	847,418	$ 1,059,298	2,631,060	1,651,141
Change in fair value of warrant liability	(154,000)		(562,000)		(1,807,000)
Change in fair value of simple agreement for future equity		68,582		91,443	(207,570)	307,569
Change in fair value of bifurcated embedded derivative liabilities		(194,643)		(162,228)	(1,404,863)	254,443
Related Party [Member]
Other expenses (income):
Loss on modification of simple agreement for future equity						1,602,174
Interest expense	385,474	552,403	962,987	935,687	2,923,414	728,949
Change in fair value of warrant liability	(230,000)		(345,000)		115,000
Change in fair value of simple agreement for future equity		909,418		1,212,557	(2,752,430)	4,078,431
Change in fair value of bifurcated embedded derivative liabilities		$ (478,198)		$ (340,913)	$ (3,063,278)	$ 606,857